ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

AUSTRALIA 3.7%
Common Stocks 3.7%
AMP	4,194,511	32,141
Boart Longyear (1)	14,048,178	25,536
Brambles	1,809,000	17,589
Macquarie Infrastructure, Equity Units	15,775,000	43,516
QBE Insurance	1,413,000	35,882
Rio Tinto	760,000	84,095
Total Australia (Cost $165,458)		238,759
AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse (2)	1,422,000	77,201
Total Austria (Cost $80,909)		77,201
BELGIUM 1.6%
Common Stocks 1.6%
InBev (2)	1,253,000	103,010
Total Belgium (Cost $74,499)		103,010
BRAZIL 4.7%
Common Stocks 3.7%
Companhia Vale do Rio Doce, ADR (USD) (2)	3,552,700	92,477
Gol Linhas Aereas Intel, ADR (USD) (2)	1,278,900	25,041
Petroleo Brasileiro, ADR (USD) (2)	1,297,000	121,023
		238,541
Preferred Stocks 1.0%
Banco Itau Holding Financeira	2,977,000	66,949
		66,949
Total Brazil (Cost $129,848)		305,490
CANADA 2.2%
Common Stocks 2.2%
Shaw Communications (USD)	2,671,800	52,661
Shoppers Drug Mart	790,000	38,702
Suncor Energy (USD)	532,500	50,044
Total Canada (Cost $153,958)		141,407

CHINA 3.6%
Common Stocks 3.6%
China Citic Bank (HKD) (1)(2)	103,210,000	60,380
China Merchants (HKD)	5,860,000	28,533
China Shenhua Energy (HKD) (2)	3,300,000	17,164
Gome Electrical Appliances (HKD) (2)	21,056,000	47,692
Guangshen Railway (HKD) (2)	39,650,000	25,533
Shimao Property (HKD) (2)	29,552,000	52,844
Total China (Cost $259,684)		232,146

DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Series B	1,400,000	87,789
Total Denmark (Cost $25,218)		87,789

EGYPT 0.5%
Common Stocks 0.5%
Orascom Construction, GDR (USD) (1)	145,000	29,987
Total Egypt (Cost $26,155)		29,987
FINLAND 1.7%
Common Stocks 1.7%
Fortum	1,185,000	47,840
Nokia	1,656,392	60,810
Total Finland (Cost $38,130)		108,650

FRANCE 7.4%
Common Stocks 7.4%
Accor	815,943	62,357
AXA (2)	2,320,000	79,385
Pernod-Ricard (2)	860,000	91,552
Schneider Electric	580,000	67,144
Societe Generale (2)	323,983	40,126
Suez (2)	895,100	54,637
Total	1,186,804	85,932
Total France (Cost $327,369)		481,133

GERMANY 4.8%
Common Stocks 4.8%
Bayer AG	617,900	50,740
E.ON AG	545,196	100,053
Fresenius Medical Care	1,453,875	74,509
Hypo Real Estate (2)	694,433	21,873
Linde	475,000	62,033
Total Germany (Cost $259,305)		309,208
GREECE 1.5%
Common Stocks 1.5%
Hellenic Telecommunications	1,588,830	49,586
National Bank of Greece	837,120	51,187
Total Greece (Cost $84,193)		100,773

HONG KONG 3.2%
Common Stocks 3.2%
Foxconn (1)(2)	23,535,000	39,363
Li & Fung (2)	7,660,000	29,463
Melco PBL Entertainment, ADR (USD) (1)(2)	4,122,200	49,879
Shangri-La Asia	19,400,000	56,623
Shun Tak (2)	23,400,000	32,860
Total Hong Kong (Cost $236,946)		208,188

INDIA 3.5%
Common Stocks 3.5%
BF Utilities (1)	599,095	22,851
Bharti Airtel (1)	2,391,617	52,713
DLF Limited	2,430,849	51,328
Financial Technologies	117,730	6,362
Infosys Technologies	1,555,000	59,199
Suzlon Energy	4,529,680	35,971
Total India (Cost $195,831)		228,424
INDONESIA 0.8%
Common Stocks 0.8%
PT Bumi Resources	70,366,700	49,978
Total Indonesia (Cost $25,114)		49,978

ITALY 3.0%
Common Stocks 3.0%
Geox (2)	1,190,500	20,271
Intesa Sanpaolo RNC	10,513,656	72,083
Saipem (2)	2,969,220	103,079
Total Italy (Cost $140,518)		195,433

JAPAN 15.1%
Common Stocks 15.1%
Aeon Mall (2)	1,390,400	35,619
Fanuc (2)	553,000	48,671
Hamamatsu Photonics	537,900	18,587
Hitachi Construction Machinery (2)	2,732,400	63,524
Ibiden (2)	670,000	43,343
Japan Tobacco	12,200	64,979
Mitsubishi (2)	3,187,600	83,551
Mitsubishi Estate (2)	3,049,000	81,089
Mitsui	3,382,000	69,612
Nidec	800,000	52,817
Nikon (2)	1,215,000	34,075
Nintendo (2)	185,600	92,782
Nippon Electric Glass	3,085,000	46,050
Nitori	483,000	25,239
ORIX	290,000	49,349
SMC	337,559	37,766
Sysmex (2)	743,800	31,007
Toyota Motor	1,715,000	93,318
Yahoo Japan (2)	24,784	9,492
Total Japan (Cost $917,777)		980,870
KAZAKHSTAN 0.7%
Common Stocks 0.7%
Halyk Savings Bank, GDR (USD)	2,662,000	44,840
Total Kazakhstan (Cost $51,053)		44,840
MEXICO 4.0%
Common Stocks 4.0%
America Movil, ADR (USD)	1,966,400	117,807
Grupo Financiero Banorte S.A.B. de C.V.	14,770,000	61,432
Urbi Desarrollos Urbanos (1)	14,048,600	49,719
Walmart de Mexico	8,822,900	31,804
Total Mexico (Cost $125,128)		260,762
NETHERLANDS 0.4%
Common Stocks 0.4%
TomTom (1)(2)	429,113	23,650
Total Netherlands (Cost $27,727)		23,650
NORWAY 1.3%
Common Stocks 1.3%
Telenor ASA	3,970,000	82,041
Total Norway (Cost $54,760)		82,041
OMAN 0.4%
Common Stocks 0.4%
Bank Muscat (SAOG)	4,376,500	23,452
Total Oman (Cost $24,398)		23,452
RUSSIA 3.0%
Common Stocks 3.0%
OAO Gazprom, ADR (USD)	937,400	45,343
PIK Group, GDR, Regulation S Shares (USD) (1)	1,915,000	54,722
Sberbank (USD)	10,934,330	39,599
Uralkali, GDR (USD) (1)(2)	1,778,150	57,136
Total Russia (Cost $174,305)		196,800
SINGAPORE 0.8%
Common Stocks 0.8%
SembCorp Marine	5,280,000	11,806
Starhub	18,879,750	39,564
Total Singapore (Cost $39,097)		51,370
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers, N Shares	1,129,600	21,022
Standard Bank Group	1,650,000	19,901
Total South Africa (Cost $38,895)		40,923
SPAIN 5.5%
Common Stocks 5.5%
Acciona (2)	275,112	69,910
ACS Group (2)	788,500	41,315
Iberdrola	4,687,000	71,532
Inditex (2)	1,119,100	56,077
Telefonica SA	4,159,436	121,579
Total Spain (Cost $275,950)		360,413

SWEDEN 1.2%
Common Stocks 1.2%
Atlas Copco, A Shares (2)	5,553,100	79,403
Total Sweden (Cost $75,405)		79,403

SWITZERLAND 9.1%
Common Stocks 9.1%
Credit Suisse Group	1,133,750	64,035
Holcim	550,000	53,052
Julius Baer	708,900	49,346
Nestle	187,000	83,291
Nobel Biocare	265,600	65,530
Novartis, Regulation D Shares	1,094,900	55,218
Roche - Genusscheine	471,000	85,044
The Swatch Group	278,000	74,563
UBS	1,550,000	63,924
Total Switzerland (Cost $552,707)		594,003

TAIWAN 1.7%
Common Stocks 1.7%
Foxconn Technology	5,330,000	30,457
Hon Hai Precision	11,569,000	62,584
MediaTek	2,076,000	20,228
Total Taiwan (Cost $134,904)		113,269
UNITED ARAB EMIRATES 0.4%
Common Stocks 0.4%
Dubai Financial Market (1)	8,818,200	13,884
Emaar Properties	3,440,000	11,314
Total United Arab Emirates (Cost $25,786)		25,198
UNITED KINGDOM 6.9%
Common Stocks 6.9%
BP	3,243,960	34,427
Capita Group	5,470,882	71,709
Johnson Matthey	1,358,400	50,565
Reckitt Benckiser	1,394,000	73,005
Standard Chartered	2,307,494	76,777
Tesco	9,274,800	77,418
Xstrata	820,000	62,717
Total United Kingdom (Cost $354,591)		446,618
UNITED STATES 2.3%
Common Stocks 2.3%
Liberty Global, Series A (1)(2)	1,990,500	80,436
Schlumberger	923,500	69,687
Total United States (Cost $167,152)		150,123
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	139,763,471	139,763
Total Short-Term Investments (Cost $139,763)		139,763
SECURITIES LENDING COLLATERAL 8.2%
Money Market Pooled Account 8.2%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (3)	531,421,051	531,421
Total Securities Lending Collateral (Cost $531,421)		531,421
Total Investments in Securities
108.4% of Net Assets (Cost $5,933,954)		$7,042,495

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $522,535. See Note 2.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 3,305	$ 139,763	$ 241,936
Totals			$ 3,305	$ 139,763	$ 241,936

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$139,763
Dividend income	3,305
Interest income	-
Investment income	$3,305
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price International Stock Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $522,535,000; aggregate collateral consisted of $531,421,000 in the money market pooled account and U.S. government securities valued at $16,546,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $5,933,954,000. Net unrealized gain aggregated $1,108,600,000 at period-end, of which $1,408,195,000 related to appreciated investments and $299,595,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)
AUSTRALIA 3.0%
Common Stocks 3.0%
Austar Communications	17,500,000	25,095
Billabong International	750,000	8,104
Equigold	8,511,300	26,282
Sigma Pharmaceuticals	10,000,000	13,643
Sphere Investments (1)	4,000,000	7,221
Total Australia (Cost $66,603)		80,345
BAHRAIN 0.5%
Common Stocks 0.5%
Gulf Finance House, GDR (USD) (1)	346,800	13,110
Total Bahrain (Cost $10,442)		13,110
BELGIUM 0.9%
Common Stocks 0.9%
UCB (2)	487,350	23,631
Total Belgium (Cost $24,086)		23,631
BRAZIL 0.8%
Common Stocks 0.8%
Obrascon Huarte Lain Brasil	700,000	7,567
Tam, ADR (USD) (2)	600,000	12,960
Total Brazil (Cost $28,086)		20,527
CHINA 5.3%
Common Stocks 5.3%
Beijing Capital International Airport (HKD)	10,752,000	14,280
China Huiyuan Juice (HKD) (1)	8,955,500	6,311
China Medical Technologies, ADR (USD) (2)	360,500	17,185
CNinsure, ADR (USD) (1)(2)	899,300	9,659
Gome Electrical Appliances (HKD)	5,572,000	12,621
Kingdee International Software (HKD)	12,579,000	8,570
NetDragon Websoft (HKD) (1)	6,089,000	10,301
Shenzhen Expressway (HKD)	15,316,000	14,559
Sina (USD) (1)	378,000	15,007
Tencent (HKD)	2,568,000	15,333
Xinao Gas Holdings (HKD)	9,440,000	18,356
Total China (Cost $127,778)		142,182
CYPRUS 0.4%
Common Stocks 0.4%
Hellenic Bank (EUR)	2,000,000	10,745
Total Cyprus (Cost $13,563)		10,745
DENMARK 0.2%
Common Stocks 0.2%
Ambu A/S	300,000	4,447
Total Denmark (Cost $5,244)		4,447
EGYPT 0.8%
Common Stocks 0.8%
EFG Hermes	2,000,000	21,326
Total Egypt (Cost $22,072)		21,326
FINLAND 0.3%
Common Stocks 0.3%
Rapala	1,039,118	6,935
Total Finland (Cost $5,362)		6,935
FRANCE 5.0%
Common Stocks 5.0%
Biomerieux	250,000	25,044
Bureau Veritas (1)	250,000	12,223
Delachaux	150,000	11,435
EDF Energies Nouvelles	168,700	11,147
Eurofins Scientific (2)	140,420	14,789
GL Trade	125,000	4,560
Neopost	150,000	15,239
Neuf Cegetel	350,000	18,050
Oeneo (1)	992,831	2,576
Oeneo, Warrants, 7/1/08 (1)	623,403	157
SOITEC (1)(2)	1,400,000	12,382
Wavecom (1)(2)	400,000	6,485
Total France (Cost $113,733)		134,087

GERMANY 6.4%
Common Stocks 6.0%
Dawnay Day Sirius	7,500,000	8,487
Escada (1)(2)	500,000	9,233
GEA Group (1)(2)	875,000	27,077
Grenkeleasing (2)	490,000	15,165
IDS Scheer (2)	750,000	11,929
Interhyp	100,000	6,739
MTU Aero Engines	250,000	13,361
SGL Carbon (1)(2)	250,000	12,703
Takkt	1,000,000	15,915
Vossloh	60,580	7,418
Wincor Nixdorf	200,000	15,359
Wirecard (1)	1,062,500	16,618
		160,004
Preferred Stocks 0.4%
Sartorius (2)	300,000	10,476
		10,476
Total Germany (Cost $171,942)		170,480

GREECE 1.4%
Common Stocks 1.4%
Corinth Pipeworks (1)	1,000,000	8,446
Jumbo	350,000	11,136
Lamda Development	1,125,000	17,889
Total Greece (Cost $29,070)		37,471

HONG KONG 1.5%
Common Stocks 1.5%
Integrated Distribution Services	5,546,000	16,228
Pacific Textiles	13,751,000	3,201
Shangri-La Asia	6,732,000	19,649
Total Hong Kong (Cost $37,749)		39,078

INDIA 5.9%
Common Stocks 5.9%
Ashok Leyland	8,754,400	7,677
BF Utilities (1)	213,789	8,154
Bharat Forge	1,866,153	13,171
Container Corporation of India	309,467	13,616
Educomp Solutions	194,871	17,448
Gammon India	1,407,964	20,519
Gujarat NRE Coke (1)	4,143,730	14,755
Info Edge India	140,504	3,924
MIC Electronics	471,487	9,573
Moser Baer India	1,741,675	9,806
Power Trading Corporation of India	2,517,000	7,407
Television Eighteen India	693,436	8,208
United Spirits Limited	511,600	22,489
Total India (Cost $139,612)		156,747

IRELAND 0.6%
Common Stocks 0.6%
DCC	350,000	9,664
EcoSecurities (GBP) (1)	2,300,000	5,039
Total Ireland (Cost $16,374)		14,703

ITALY 2.1%
Common Stocks 2.1%
Autogrill	1,000,000	16,893
Burani Designer Holding (1)	615,771	5,483
Digital Multimedia Technology (1)	86,524	3,000
Geox	750,000	12,771
IMMSI (2)	1,881,359	2,977
Mariella Burani (2)	300,000	7,498
Newron Pharmaceuticals (CHF) (1)	193,380	6,095
Total Italy (Cost $59,796)		54,717

JAPAN 18.3%
Common Stocks 18.3%
ABC-Mart	539,200	13,384
AEON Credit Service (2)	995,600	14,884
Aruze (2)	490,100	15,787
Asahi Intecc	262,900	3,429
Asahi Pretec (2)	448,200	11,249
Bank of the Ryukyus (2)	640,300	7,734
Daiseki	542,260	15,784
Denki Kagaku Kogyo	3,085,000	12,680
Doutor Nichires Holdings (1)	553,900	9,961
Glory Limited	439,200	8,982
Hamamatsu Photonics	505,000	17,450
Intelligence	4,856	7,085
Mitsubishi Rayon	1,572,000	6,293
Modec	465,100	12,990
Nakanishi	71,100	7,611
Namco Bandai	777,800	10,795
NHK Spring	1,728,000	14,637
Nihon Parkerizing	717,000	10,796
Nippon Paint	1,756,000	8,455
Nissha Printing	441,600	14,764
Nitori	388,850	20,319
Nitto Boseki	2,569,000	5,494
Nomura Real Estate	507,700	10,882
Okinawa Cellular Telephone	3,063	5,780
Otsuka	192,400	15,121
Pacific Golf Group (1)	14,134	11,812
Point	173,410	8,216
Press Kogyo	1,523,000	5,711
Resorttrust (2)	397,100	6,689
Rohto Pharmaceutical	1,253,000	15,257
Sanyo Shokai	1,208,000	7,448
SBI Holdings	65,869	15,246
Shimadzu	1,134,000	10,210
Star Micronics	425,600	7,183
Sysmex	423,800	17,667
The Yachiyo Bank	1,396	5,720
Tokai Carbon	1,447,000	11,353
Tokyo Star Bank	3,303	11,196
Toshiba Machine	1,670,000	12,343
Towa Pharmaceutical	147,000	6,784
Tsumura	676,400	14,664
Wacom	4,494	8,557
Zenrin	526,700	16,865
Zensho (2)	1,258,800	12,652
Total Japan (Cost $504,224)		487,919

MALAYSIA 0.5%
Common Stocks 0.5%
Gamuda Berhad	8,684,200	13,867
Total Malaysia (Cost $10,325)		13,867

NETHERLANDS 3.2%
Common Stocks 3.2%
Eurocastle Investment	875,000	21,511
Grontmij, GDS	400,000	11,936
Koninklijke Ten Cate	500,000	14,202
ProLogis European Properties	1,500,000	22,617
TomTom (1)	250,000	13,778
Total Netherlands (Cost $91,571)		84,044

NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare	2,803,020	6,694
Pumpkin Patch	1,570,100	3,004
Total New Zealand (Cost $6,074)		9,698
NORWAY 1.1%
Common Stocks 1.1%
Electromagnetic Geoservices ASA (1)	174,900	1,049
Norwegian Air Shuttle (1)	198,850	5,181
Odim (1)	750,000	7,868
StepStone (1)	5,204,900	15,966
Total Norway (Cost $22,217)		30,064
OMAN 0.7%
Common Stocks 0.7%
Bank Muscat (SAOG), GDR, Regulation S Shares (USD)	1,000,000	19,500
Total Oman (Cost $12,533)		19,500
PHILIPPINES 0.5%
Common Stocks 0.5%
PNOC Energy Development	90,663,000	13,536
Total Philippines (Cost $6,737)		13,536
RUSSIA 2.3%
Common Stocks 2.3%
Integra Group Holdings, GDR (USD) (1)	1,250,000	16,601
Novatek OAO, GDR (USD) (3)	222,200	14,745
Pharmstandard, GDR (USD) (1)	269,700	6,285
Pharmstandard, GDR (USD) (1)(3)	256,200	5,905
RGI International (USD) (1)	1,500,000	12,202
Urals Energy (GBP) (1)	2,000,000	6,529
Total Russia (Cost $55,517)		62,267
SINGAPORE 1.6%
Common Stocks 1.6%
Banyan Tree Holdings	6,307,000	6,364
Goodpack	8,781,875	10,093
Goodpack, Warrants, 7/16/09 (1)	1,097,734	209
Olam International	5,104,000	9,685
Starhub	7,588,000	15,901
Total Singapore (Cost $29,198)		42,252
SOUTH KOREA 1.6%
Common Stocks 1.6%
CDNetworks (1)	338,668	5,475
LG Household & Health Care	121,783	21,851
S1 Corporation	276,470	15,977
Total South Korea (Cost $37,037)		43,303
SPAIN 1.1%
Common Stocks 1.1%
Baron de Ley (1)	100,000	6,915
Laboratorios Farmaceuticos Rovi (1)	710,841	11,182
Solaria Energia y Medio Ambiente (1)	400,000	9,797
Total Spain (Cost $18,274)		27,894
SRI LANKA 0.2%
Common Stocks 0.2%
Dialog Telekom	38,360,520	6,403
Total Sri Lanka (Cost $7,610)		6,403
SWEDEN 2.1%
Common Stocks 2.1%
B&B Tools (2)	658,415	14,249
Holmen, B Shares (2)	500,000	16,672
Kappahl (1)	1,000,000	7,472
Kappahl, Redemption Shares (1)	1,000,000	1,717
Lindab International	283,900	5,726
Unibet Group, GDR	322,000	10,149
Total Sweden (Cost $51,370)		55,985

SWITZERLAND 2.0%
Common Stocks 2.0%
Bachem Holding, Class B	100,000	8,065
Dufry	150,000	12,173
EFG International	300,000	8,911
Petroplus (1)	200,000	12,194
Uster Technolgies (1)(4)	363,000	12,354
Total Switzerland (Cost $50,852)		53,697

TAIWAN 2.7%
Common Stocks 2.7%
Formosa International Hotels	1,273,096	14,010
Synnex Technology International	8,222,050	16,662
Taiwan Fertilizer	5,673,000	18,428
Yuanta Financial Holding (1)	27,917,680	21,303
Total Taiwan (Cost $47,652)		70,403
THAILAND 0.3%
Common Stocks 0.3%
Bangkok Dusit Medical Services	7,756,000	6,695
Total Thailand (Cost $10,449)		6,695

TURKEY 0.2%
Common Stocks 0.2%
Bank Asya (1)	715,120	6,098
Total Turkey (Cost $5,886)		6,098

UNITED ARAB EMIRATES 1.8%
Common Stocks 1.8%
Air Arabia (1)	35,000,000	18,704
Islamic Arab Insurance (1)	20,000,000	20,061
National Central Cooling (1)	10,500,000	9,554
SHUAA Capital	115,000	205
Total United Arab Emirates (Cost $51,498)		48,524

UNITED KINGDOM 13.8%
Common Stocks 13.8%
Admiral Group	1,370,000	26,817
Aero Inventory	1,000,000	11,336
Arena Leisure	1,101,098	975
Ashmore Group	2,905,000	14,979
Atkins	500,000	10,664
Aveva Group	98,120	1,942
Bluebay Asset Management	2,000,000	10,632
Ceres Power Holdings (1)	2,000,000	10,146
Charter (1)	1,375,000	18,916
Clipper Windpower (1)	959,875	11,439
Dignity	777,777	11,441
Dolphin Capital Investors (1)	3,150,000	8,351
Expro International	500,000	9,201
GlobeOp Financial Services (1)	2,500,000	8,393
GW Pharmaceuticals (1)	3,600,000	6,016
Halfords Group	786,267	4,513
Hikma Pharmaceuticals	3,000,000	28,120
Huntsworth	5,000,000	6,840
Hyder Consulting	685,000	5,809
I-Mate (1)	2,750,000	952
Intertek Group	1,000,000	17,535
ITE Group	3,608,485	10,123
Mouchel	840,000	7,307
NDS Group, ADR (USD) (1)(2)	400,000	21,600
Paypoint	1,500,000	17,196
Petrofac	1,400,000	14,275
Pinewood Shepperton	2,000,000	8,254
PV Crystalox Solar (1)	7,000,000	19,249
Serco Group	1,250,000	10,424
Serica Energy (1)	4,800,000	7,018
SThree	2,000,000	7,689
Tanfield (1)(2)	3,730,000	7,180
Umeco	1,000,000	10,634
YouGov (1)	1,000,000	2,367
Total United Kingdom (Cost $321,886)		368,333

UNITED STATES 0.1%
Common Stocks 0.1%
deCode genetics (1)(2)	914,900	3,147
Total United States (Cost $4,363)		3,147
SHORT-TERM INVESTMENTS 9.5%
Money Market Funds 9.5%
T. Rowe Price Reserve Investment Fund, 4.48% (4)(5)	252,967,102	252,967
Total Short-Term Investments (Cost $252,967)		252,967
SECURITIES LENDING COLLATERAL 9.5%
Money Market Pooled Account 9.5%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (5)	254,237,810	254,238
Total Securities Lending Collateral (Cost $254,238)		254,238
Total Investments in Securities
108.6% of Net Assets (Cost $2,723,990)		$2,891,365

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $244,286. See Note 2.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$20,650 and represents 0.8% of net assets.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
Brammer	$ -	$ -	$-	$-	$14,255
Equigold	-	-	-	**	28,970
Uster Technologies	-	-	-	12,354	17,413
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	2,782	252,967	121,194
Totals			$2,782	$265,321	$181,832

**	The issuer was not considered an affiliated company at January 31, 2008.
¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$269,783
Dividend income	2,782
Interest income	-
Investment income	$2,782
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $244,286,000; aggregate collateral consisted of $254,238,000 in the money market pooled account and U.S. government securities valued at $2,599,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $2,723,990,000. Net unrealized gain aggregated $167,587,000 at period-end, of which $429,068,000 related to appreciated investments and $261,481,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)
AUSTRIA 2.4%
Common Stocks 2.4%
Erste Bank der Oesterreich Sparkasse	251,120	13,634
Vienna Insurance	146,300	11,250
Total Austria (Cost $23,507)		24,884
BELGIUM 1.6%
Common Stocks 1.6%
InBev (1)	196,880	16,186
Total Belgium (Cost $11,397)		16,186
DENMARK 2.2%
Common Stocks 2.2%
Novo Nordisk, Series B	350,700	21,991
Total Denmark (Cost $7,084)		21,991
FINLAND 2.9%
Common Stocks 2.9%
Fortum (1)	417,000	16,835
Nokia	360,291	13,227
Total Finland (Cost $25,003)		30,062
FRANCE 14.5%
Common Stocks 14.5%
AXA	420,612	14,392
Etam Development	5	—
Groupe Danone	243,501	19,627
Neopost (1)	189,930	19,296
Neuf Cegetel	404,900	20,881
Pernod-Ricard (1)	138,392	14,733
Societe Generale (1)	118,410	14,665
Suez (1)	355,100	21,675
Total	319,754	23,151
Total France (Cost $110,296)		148,420
GERMANY 10.3%
Common Stocks 8.9%
Bayer AG	167,010	13,714
Daimler	190,800	14,899
E.ON AG	103,701	19,031
GEA Group (2)	319,400	9,884
Vossloh	158,036	19,353
Wirecard (2)	880,056	13,764
		90,645
Preferred Stocks 1.4%
Fresenius SE	180,800	14,100
		14,100
Total Germany (Cost $91,308)		104,745
GREECE 6.1%
Common Stocks 6.1%
EFG Eurobank Ergasias	425,992	12,008
Hellenic Technodomiki Tev	937,700	12,081
Lamda Development	613,280	9,752
Public Power	435,600	20,852
Sidenor Steel Production & Manufacturing	578,400	8,124
Total Greece (Cost $68,670)		62,817
IRELAND 1.7%
Common Stocks 1.7%
Allied Irish Banks	769,775	17,117
Total Ireland (Cost $16,917)		17,117
ITALY 4.0%
Common Stocks 4.0%
Acea (1)	998,700	18,404
Intesa Sanpaolo rnc	2,595,000	17,792
Kerself (1)	359,000	5,070
Total Italy (Cost $38,532)		41,266
NORWAY 1.7%
Common Stocks 1.7%
Telenor ASA	818,700	16,919
Total Norway (Cost $10,464)		16,919
PORTUGAL 3.5%
Common Stocks 3.5%
Jeronimo Martins	2,934,000	24,105
Sonae	6,340,500	11,926
Total Portugal (Cost $29,833)		36,031
ROMANIA 0.3%
Common Stocks 0.3%
Banca Transilvania	9,556,926	2,725
BRD-Groupe Societe Generale	47,480	362
Total Romania (Cost $2,903)		3,087
RUSSIA 1.0%
Common Stocks 1.0%
Open Investments (USD) (2)	38,370	9,935
Total Russia (Cost $10,335)		9,935

SPAIN 13.6%
Common Stocks 13.6%
Abertis Infraestructuras (1)	850,500	25,858
Acciona (1)	60,923	15,481
Enagas (1)	504,500	13,890
Grifols	498,900	12,093
Grupo Catalana Occidente (1)	593,600	17,706
Iberdrola	1,409,988	21,519
Iberdrola Renovables (1)(2)	1,615,100	12,991
Telefonica SA	663,099	19,382
Total Spain (Cost $117,744)		138,920

SWEDEN 1.2%
Common Stocks 1.2%
Atlas Copco, A Shares (1)	825,300	11,801
Total Sweden (Cost $11,203)		11,801

SWITZERLAND 13.5%
Common Stocks 13.5%
Barry Callebaut	32,650	25,470
Dufry	106,600	8,651
Novartis, Regulation D Shares	251,073	12,662
Roche - Genusscheine	137,372	24,804
Schindler Holding	202,000	12,054
Sonova Holding	215,200	19,217
Swiss Life	42,200	10,200
The Swatch Group	42,334	11,354
UBS	333,157	13,740
Total Switzerland (Cost $138,515)		138,152
TURKEY 1.2%
Common Stocks 1.2%
Turkiye Halk Bankasi (2)	1,647,500	12,226
Total Turkey (Cost $13,220)		12,226
UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
Dubai Financial Market (2)	7,468,700	11,831
Total United Arab Emirates (Cost $13,472)		11,831
UNITED KINGDOM 9.3%
Common Stocks 9.3%
BHP Billiton	518,200	15,586
BP	910,707	9,665
Capita Group	1,254,193	16,439
Prudential	932,100	12,046
Reckitt Benckiser	261,081	13,673
Royal Dutch Shell, B Shares	360,829	12,489
Vodafone	4,368,200	15,337
Total United Kingdom (Cost $78,199)		95,235
UNITED STATES 1.1%
Common Stocks 1.1%
Liberty Global, Series A (2)	280,700	11,343
Total United States (Cost $11,747)		11,343
SHORT-TERM INVESTMENTS 7.1%
Money Market Funds 7.1%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	72,994,548	72,995
Total Short-Term Investments (Cost $72,995)		72,995
SECURITIES LENDING COLLATERAL 7.1%
Money Market Pooled Account 7.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (3)	72,993,726	72,994
Total Securities Lending Collateral (Cost $72,994)		72,994
Total Investments in Securities
107.5% of Net Assets (Cost $976,338)		$1,098,957

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $70,427. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
USD	U.S. Dollar

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 523	$ 72,995	$ 17,826
Totals			$ 523	$ 72,995	$ 17,826

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$72,995
Dividend income	523
Interest income	-
Investment income	$523
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price European Stock Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $70,427,000; aggregate collateral consisted of $72,994,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $976,338,000. Net unrealized gain aggregated $122,664,000 at period-end, of which $164,311,000 related to appreciated investments and $41,647,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE NEW ASIA FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

CHINA 32.4%
Common Stocks 32.4%
Anhui Conch Cement (HKD) (1)	10,470,000	56,291
Anhui Expressway (HKD) (2)	35,332,000	30,460
Beijing Capital International Airport (HKD) (1)	40,414,000	53,676
Beijing Datang Power (HKD) (1)	88,174,000	54,444
China Communications Construction (HKD) (1)	23,657,000	57,006
China COSCO Holdings (HKD)	36,694,500	86,190
China Merchant Bank, H Shares (HKD) (1)	14,181,000	50,103
China Merchants (HKD)	10,924,000	53,190
China National Building (HKD) (1)	24,200,000	55,199
China Resources Enterprises (HKD)	7,860,000	26,349
China Shenhua Energy (HKD) (1)	14,399,000	74,894
China Shipping Container Lines (HKD) (1)	117,280,000	45,046
Gome Electrical Appliances (HKD) (1)	32,520,000	73,659
Guangshen Railway (HKD) (1)(2)	165,728,000	106,721
Hengan International Group (HKD) (1)	16,017,000	59,113
PICC Property & Casualty (HKD) (1)	72,750,000	67,922
Ping An Insurance (HKD) (1)	10,878,500	76,359
Shanghai Electric Group (HKD)	113,390,000	88,261
Shanghai Industrial (HKD) (1)	21,788,000	81,401
Sina (USD) (1)(3)	849,900	33,741
Tencent (HKD) (1)	7,868,000	46,979
Tianjin Development (HKD) (2)	54,234,000	48,635
Tsingtao Brewery (HKD) (1)	22,956,000	80,625
Uni-President China (HKD) (3)	12,120,000	6,886
Xinao Gas Holdings (HKD) (1)	46,716,000	90,840
Zhejiang Expressway (HKD)	39,070,000	41,032
Total China (Cost $1,307,714)		1,545,022
HONG KONG 1.2%
Common Stocks 1.2%
Shangri-La Asia (1)	19,491,326	56,889
Total Hong Kong (Cost $44,846)		56,889

INDIA 37.7%
Common Stocks 37.7%
Bajaj Auto	2,222,304	135,331
BF Utilities (3)	1,635,352	62,377
Bharat Forge	3,764,200	26,566
Container Corporation of India	2,004,409	88,193
DLF Limited	8,768,652	185,152
Exide Industries	26,706,218	55,701
GMR Infrastructure (3)	21,010,946	92,786
GVK Power & Infrastructure (2)(3)	5,374,490	96,548
Himatsingka Seide (2)	6,702,015	15,859
Housing Development Finance	1,154,796	83,956
India Infoline	2,368,015	70,226
ITC	5,725,500	28,688
Marico Limited	19,792,500	32,132
Maruti Suzuki India	4,663,914	100,103
Moser Baer India	5,164,384	29,075
Mundra Port and SEZ (3)	480,710	10,214
Mundra Port and SEZ (Lock-Up Shares) (3)	2,574,492	49,230
Phoenix Mills (2)	1,392,481	69,290
Power Trading Corporation of India (2)	18,462,183	54,333
PVR (2)	340,211	2,267
PVR (Lock-Up Shares) (2)(3)	1,000,000	6,669
Redington India	3,524,919	29,490
Reliance Industries	544,110	34,590
Shree Renuka Sugars (2)	1,539,583	33,088
SREI Infrastructure Finance (2)	10,217,702	53,572
Sterlite Industries India (3)	2,853,118	55,413
Sterlite Industries India, ADS (USD) (3)	976,338	19,868
Sun TV Network	6,210,809	53,437
Suzlon Energy	2,045,790	16,246
Suzlon Energy, Class A	5,104,000	40,514
Television Eighteen India	3,847,456	45,543
United Breweries Holdings	859,323	19,618
United Spirits Limited	2,234,336	98,218
Total India (Cost $1,397,390)		1,794,293

MALAYSIA 2.5%
Common Stocks 2.5%
AirAsia (3)	92,474,700	46,765
Bumiputra Commerce	18,655,635	59,716
Rexit (2)	15,128,500	11,644
Total Malaysia (Cost $105,924)		118,125

PHILIPPINES 1.0%
Common Stocks 1.0%
International Container Terminal Services	47,847,000	45,766
Total Philippines (Cost $17,918)		45,766

SINGAPORE 2.8%
Common Stocks 2.8%
Golden Agri-Resources	51,671,000	71,536
Goodpack	20,220,000	23,238
Goodpack, Warrants, 7/16/09 (3)	2,527,500	482
Olam International	19,840,000	37,645
Total Singapore (Cost $54,478)		132,901
SOUTH KOREA 10.5%
Common Stocks 10.5%
Doosan Heavy Industries	353,971	35,520
Hanwha (3)	977,388	50,865
Hanwha Non-Life Insurance (2)(3)	1,617,780	32,289
Kumho Industrial (3)	979,176	35,807
Kumho Industrial, Rights, 2/22/08 (3)	117,501	—
LG Household & Health Care	364,357	65,374
LS Industrial Systems (2)	1,851,053	100,535
Samsung Fine Chemicals (2)	1,456,860	75,383
Samsung Fire & Marine	229,596	45,654
Samsung Securities	847,919	59,122
Total South Korea (Cost $443,613)		500,549

SRI LANKA 0.2%
Common Stocks 0.2%
Dialog Telekom	47,195,270	7,877
Total Sri Lanka (Cost $8,916)		7,877

TAIWAN 6.9%
Common Stocks 6.9%
Far Eastern Textile	52,341,393	73,220
Formosa Plastics	29,232,000	67,484
Taiwan Cement	37,198,772	48,328
Taiwan Glass Industrial	34,968,136	34,705
U-Ming Marine Transport	16,050,000	38,777
Yuanta Financial Holding (3)	89,917,000	68,611
Total Taiwan (Cost $268,271)		331,125
THAILAND 0.0%
Common Stocks 0.0%
True, Rights, 3/31/08 (3)	1,597,894	—
Total Thailand (Cost $—)		—
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Reserve Investment Fund, 4.48% (2)(4)	201,841,777	201,842
Total Short-Term Investments (Cost $201,842)		201,842
SECURITIES LENDING COLLATERAL 4.8%
Money Market Pooled Account 4.8%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (4)	227,117,442	227,117
Total Securities Lending Collateral (Cost $227,117)		227,117
Total Investments in Securities
104.2% of Net Assets (Cost $4,078,029)		$4,961,506

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $217,018. See Note 2.
(2)	Affiliated Companies
(3)	Non-income producing
(4)	Seven-day yield
ADS	American Depository Shares
HKD	Hong Kong Dollar
USD	U.S. Dollar

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
Anhui Expressway	$-	$-	$-	$30,460	$29,055
Gateway
Distriparks ++	-	-	-	-	17,062
Guangshen Railway	65,921	-	-	106,721	66,139
GVK Power &
Infratructure	-	1,004	-	96,548	98,815
Hanwha Non-Life
Insurance	-	-	-	32,289	62,517
Himatsingka Seide	51	-	-	15,859	18,312
Igarashi Motors
India (Lock-Up
Shares) ++	-	-	-	-	1,264
LS Industrial Systems	43,599	1,222	1,250	100,535	*
Phoenix Mills	-	757	-	69,290	71,952
Power Trading
Corporation of India	18,072	1,273	-	54,333	44,420
PVR	-	-	-	2,267	1,664
PVR (Lock-Up Shares)	-	-	-	6,669	4,839
Rexit	-	-	91	11,644	11,338
Samsung Fine
Chemicals	15,050	-	607	75,383	*
Shree Renuka Sugars	39,104	95	44	33,088	-
SREI Infrastructure
Finance	10,134	1,018	-	53,572	29,568
Tianjin Development	21,697	-	-	48,635	*
Television Eighteen
India	-	-	-	**	52,516
T. Rowe Price Reserve
Investment
Fund, 4.48%	¤	¤	1,745	201,842	78,603
Totals			$3,737	$939,135	$588,064

*	The issuer was not considered an affiliated company at October 31, 2007.
**	The issuer was not considered an affiliated company at January 31, 2008.
¤	Purchase and sale information not shown for cash management funds.
++	The issuer was not considered an affiliated company at any time during the three-months ended January 31, 2008.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$818,640
Dividend income	3,737
Interest income	-
Investment income	$3,737
Realized gain (loss) on securities	$(463)
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $217,018,000; aggregate collateral consisted of $227,117,000 in the money market pooled account and U.S. government securities valued at $1,103,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $4,078,029,000. Net unrealized gain aggregated $883,544,000 at period-end, of which $1,089,138,000 related to appreciated investments and $205,594,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE JAPAN FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

JAPAN 97.9%
COMMON STOCKS 97.9%
Consumer Discretionary 23.6%
ABC-Mart (1)	123,600	3,068
Aruze	101,900	3,282
Denso	113,800	4,115
Doutor Nichires Holdings (1)(2)	118,000	2,122
Jupiter Telecommunications (1)(2)	5,271	4,453
Namco Bandai Holdings	145,900	2,025
NHK Spring (1)	391,000	3,312
Nikon (1)	171,000	4,796
Nitori (1)	88,500	4,624
Pacific Golf Group (1)(2)	2,977	2,488
Point (1)	38,680	1,833
Press Kogyo (1)	327,000	1,226
Resorttrust (1)	91,000	1,533
Sankyo-Gunma	79,800	4,259
Sanyo Shokai (1)	259,000	1,597
Sekisui House	256,000	2,833
Stanley Electric	195,100	3,941
Suzuki Motor (1)	176,300	4,441
Toyota Motor	229,000	12,461
Yamada Denki	53,300	5,693
Zenrin (1)	112,600	3,605
Zensho (1)	280,300	2,817
Total Consumer Discretionary		80,524
Consumer Staples 3.5%
Japan Tobacco	1,676	8,927
Kao	105,000	3,185
Total Consumer Staples		12,112
Energy 1.9%
Inpex	380	3,560
Modec (1)	101,100	2,824
Total Energy		6,384
Financials 17.3%
AEON Credit Service (1)	220,900	3,303
Aeon Mall (1)	196,900	5,044
Bank of the Ryukyus (1)	137,100	1,656
Mitsubishi Estate	363,000	9,654
Mitsubishi UFJ Financial	626,500	6,205
Mizuho Financial Group	1,329	6,299
Nomura Real Estate (1)	109,400	2,345
ORIX	31,760	5,405
SBI Holdings (1)	13,689	3,168
Sony Financial Holdings (2)	1,246	4,829
Sumitomo Mitsui Financial	902	7,128
The Yachiyo Bank	311	1,274
Tokyo Star Bank (1)	729	2,471
Total Financials		58,781
Health Care 7.8%
Asahi Intecc (1)	60,600	791
Nakanishi	15,200	1,627
Olympus Optical	101,000	3,386
Rohto Pharmaceutical	273,000	3,324
Sysmex (1)	91,900	3,831
Takeda Pharmaceutical	57,900	3,516
Terumo	97,700	5,314
Towa Pharmaceutical (1)	31,400	1,449
Tsumura (1)	149,400	3,239
Total Health Care		26,477
Industrials & Business Services 22.3%
Asahi Glass	300,000	3,740
Asahi Pretec (1)	96,600	2,425
Central Japan Railway	485	4,487
Daiseki (1)	115,140	3,351
East Japan Railway	894	7,385
Fanuc	53,700	4,726
Glory Limited	100,500	2,055
Hitachi Construction Machinery	120,400	2,799
Intelligence	1,040	1,517
ITOCHU	519,000	4,761
Japan Steel Works (1)	304,000	4,451
Marubeni	569,000	3,906
Mitsubishi Corporation	139,300	3,651
Mitsubishi Electric	318,000	2,964
Mitsui	276,000	5,681
Mitsui OSK Lines	215,000	2,622
Nissha Printing (1)	99,500	3,327
Nitto Boseki	552,000	1,181
Secom	96,700	4,944
Toshiba Machine (1)	349,000	2,580
Toyota Tsusho	143,800	3,374
Total Industrials & Business Services		75,927
Information Technology 12.5%
Canon	80,800	3,487
FUJI FILM Holdings	79,900	3,133
Hamamatsu Photonics	113,400	3,918
Ibiden (1)	37,800	2,445
Konica	310,500	4,985
Nidec	72,600	4,793
Nintendo	14,000	6,999
Nippon Electric Glass	250,000	3,732
Otsuka (1)	44,000	3,458
Shimadzu	245,000	2,206
Star Micronics	97,600	1,647
Wacom (1)	918	1,748
Total Information Technology		42,551
Materials 7.4%
Denki Kagaku Kogyo	663,000	2,725
Hitachi Chemical	145,500	2,526
JSR	170,000	3,949
Mitsubishi Gas Chemical (1)	489,000	4,582
Mitsubishi Rayon (1)	346,000	1,385
Nihon Parkerizing (1)	162,000	2,439
Nippon Paint (1)	384,000	1,849
Sumitomo Metal Industries	656,000	3,097
Tokai Carbon (1)	321,000	2,518
Total Materials		25,070
Telecommunication Services 1.6%
KDDI	626	4,233
Okinawa Cellular Telephone	665	1,255
Total Telecommunication Services		5,488
Total Japan (Cost $317,316)		333,314

SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	3,242,030	3,242
Total Short-Term Investments (Cost $3,242)		3,242

SECURITIES LENDING COLLATERAL 15.4%
Money Market Pooled Account 15.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (3)	52,339,495	52,339
Total Securities Lending Collateral (Cost $52,339)		52,339

Total Investments in Securities
114.2% of Net Assets (Cost $372,897)		$388,895

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $50,709. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 43	$ 3,242	$ 979
Totals			$ 43	$ 3,242	$ 979

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$3,242
Dividend income	43
Interest income	-
Investment income	$43
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Japan Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled account managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $50,709,000; aggregate collateral consisted of $52,339,000 in money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $372,897,000. Net unrealized gain aggregated $16,024,000 at period-end, of which $37,828,000 related to appreciated investments and $21,804,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INTERNATIONAL GROWTH AND INCOME FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

AUSTRALIA 6.9%
Common Stocks 6.9%
Australia & New Zealand Banking	1,326,527	31,487
Babcock & Brown	335,566	5,561
Boart Longyear (1)	3,417,271	6,212
Centro Retail Group, Equity Units	7,536,133	3,155
Goodman Fielder	6,434,315	9,838
Iluka Resources	2,444,266	10,025
Macquarie Group	141,019	8,450
Macquarie Office Trust, Equity Units	7,783,696	8,022
Mirvac Group	2,228,115	10,085
Nufarm	842,385	11,323
Pacific Brands	2,831,857	7,226
QBE Insurance	751,885	19,093
Rio Tinto	278,218	30,785
Suncorp-Metway	1,271,282	17,682
Telstra	4,140,684	16,294
Total Australia (Cost $162,860)		195,238

BELGIUM 1.2%
Common Stocks 1.2%
Fortis	354,428	7,910
KBC	116,498	14,828
Union Miniere	50,940	11,589
Total Belgium (Cost $26,053)		34,327

BRAZIL 0.6%
Common Stocks 0.6%
Petroleo Brasileiro, ADR (USD)	177,200	16,535
Total Brazil (Cost $3,589)		16,535
CANADA 0.5%
Common Stocks 0.5%
Teck Cominco, Class B	391,700	12,811
Total Canada (Cost $16,311)		12,811
CHILE 0.2%
Common Stocks 0.2%
Compania Cervecerias Unidas, ADR (USD)	193,000	6,562
Total Chile (Cost $5,694)		6,562
CHINA 0.9%
Common Stocks 0.9%
China Overseas Land & Investment (HKD) (2)	11,142,000	18,856
China Power International (HKD) (2)	18,235,000	6,240
Uni-President China (HKD) (1)	2,162,000	1,228
Total China (Cost $11,583)		26,324
DENMARK 0.8%
Common Stocks 0.8%
Danske Bank	646,200	23,108
Total Denmark (Cost $29,914)		23,108
EUROPE/FAR EAST 1.1%
Common Stocks 1.1%
iShares MSCI EAFE Index Fund (USD)	419,000	30,290
Total Europe/Far East (Cost $32,941)		30,290
FINLAND 2.4%
Common Stocks 2.4%
Cargotec (2)	301,998	12,793
Nokia	1,100,631	40,407
SanomaWSoy (2)	593,043	15,455
Total Finland (Cost $46,108)		68,655

FRANCE 10.3%
Common Stocks 10.3%
Alcatel-Lucent	1,237,051	7,791
AXA	946,260	32,379
BNP Paribas	288,011	28,423
Bouygues	289,667	22,276
Bureau Veritas (1)	228,892	11,191
Compagnie de Saint-Gobain (2)	97,265	7,602
France Telecom	552,382	19,475
Nexity	265,233	12,088
Pernod-Ricard (2)	119,650	12,737
PPR	85,116	12,010
Sanofi-Aventis	486,134	39,520
Societe Generale (2)	185,767	23,008
Technip	286,173	18,471
Total	585,545	42,397
Total France (Cost $269,607)		289,368

GERMANY 8.1%
Common Stocks 7.2%
Allianz SE	107,637	19,350
BASF	210,556	27,519
BMW	502,360	27,741
Celesio (2)	109,005	6,397
Deutsche EuroShop (2)	401,660	14,383
E.ON AG	399,505	73,317
Munich Re	131,999	23,800
Wacker Chemie (2)	45,994	9,976
		202,483
Preferred Stocks 0.9%
Fresenius SE	169,683	13,233
Hugo Boss	197,194	10,660
		23,893
Total Germany (Cost $176,662)		226,376
HONG KONG 2.5%
Common Stocks 2.5%
Esprit	942,700	12,225
Hong Kong & China Gas	7,662,000	21,054
Hutchison Telecommunications	11,684,000	16,399
Hutchison Whampoa	1,497,000	14,718
Texwinca (2)	8,344,000	6,376
Total Hong Kong (Cost $64,666)		70,772
IRELAND 1.7%
Common Stocks 1.7%
Allied Irish Banks	1,415,070	31,465
DCC	569,630	15,728
Total Ireland (Cost $47,371)		47,193
ITALY 6.2%
Common Stocks 6.2%
Banco Popolare S.p.A. (1)	455,236	9,084
Benetton Group (2)	1,047,579	14,303
Enel	2,416,159	26,903
Eni S.p.A.	768,958	24,738
Finmeccanica S.p.A.	577,029	17,246
Intesa Sanpaolo	3,092,572	22,053
Milano Assicurazioni (2)	1,541,929	9,866
Piaggio & C S.p.A. (2)	1,357,645	3,666
Prysmian (1)(2)	543,964	10,898
Saipem	509,564	17,690
Telecom Italia	7,558,857	17,386
Total Italy (Cost $169,293)		173,833

JAPAN 17.1%
Common Stocks 17.1%
Aisin Seiki	267,100	10,809
Aoyama Trading (2)	203,500	4,597
Asahi Kasei (2)	1,189,000	7,259
Astellas Pharma	210,700	9,127
Benesse	260,800	10,887
Canon	449,800	19,414
Daiichi Sankyo	274,700	8,247
Goldcrest Company (2)	252,030	7,150
Hamamatsu Photonics	292,400	10,104
Hitachi Chemical (2)	560,200	9,725
Honda	871,600	27,499
JS Group (2)	410,600	7,145
KDDI	1,974	13,348
Koito Manufacturing (2)	616,000	9,034
Makita (2)	248,100	9,216
Mitsubishi Electric	2,052,000	19,126
Mitsubishi UFJ Financial	894,800	8,862
Mitsui	1,642,000	33,798
Namco Bandai (2)	759,500	10,541
Nippon Oil	1,103,000	7,467
Nippon Yusen Kabushiki Kaish	2,552,000	20,846
Nipro (2)	282,000	5,654
Nissha Printing (2)	235,000	7,857
NS Solutions	251,300	7,623
Ricoh Leasing (2)	268,900	5,913
Seven & I	200,287	4,957
Sony	370,300	17,705
Sony Financial Holdings (1)	1,685	6,530
Star Micronics (2)	262,500	4,431
Sumco (2)	492,700	10,805
Sumitomo (2)	1,396,400	19,298
Sumitomo Trust & Banking	2,954,000	18,771
Takeda Pharmaceutical	346,700	21,055
Terumo	171,600	9,333
The Bank of Yokohama (2)	1,372,000	8,974
Tokyo Electron	155,500	9,320
Toshiba Machine	937,000	6,925
Tosoh (2)	1,830,000	7,653
Toyota Motor	808,100	43,971
Total Japan (Cost $452,017)		480,976

MEXICO 1.1%
Common Stocks 1.1%
America Movil, ADR (USD)	308,500	18,482
CEMEX, Equity Units	2,255,300	6,108
Grupo Financiero Banorte S.A.B. de C.V.	1,703,744	7,086
Total Mexico (Cost $16,110)		31,676

NETHERLANDS 1.3%
Common Stocks 1.3%
ING Groep, GDS	652,841	21,216
Philips Electronics	377,424	14,780
Total Netherlands (Cost $37,842)		35,996

NORWAY 2.0%
Common Stocks 2.0%
StatoilHydro	1,191,193	31,105
Telenor ASA	1,174,400	24,269
Total Norway (Cost $45,072)		55,374

SINGAPORE 2.7%
Common Stocks 2.7%
Jardine Cycle & Carriage	841,000	11,700
SembCorp Industries	6,604,360	21,761
Starhub	5,198,290	10,893
United Overseas Bank	1,774,336	21,975
Venture	1,252,000	9,258
Total Singapore (Cost $56,503)		75,587

SPAIN 4.9%
Common Stocks 4.9%
Acciona (2)	123,847	31,471
ACS Group (2)	288,826	15,134
Banco Santander (2)	1,919,825	34,123
Telefonica SA	1,952,404	57,068
Total Spain (Cost $91,481)		137,796

SWEDEN 4.3%
Common Stocks 4.3%
Atlas Copco, A Shares	615,200	8,797
Autoliv, GDR (2)	204,600	10,410
Kappahl (1)	1,140,400	8,520
Kappahl, Redemption Shares (1)	832,900	1,430
Nordea Bank	1,334,476	18,027
Peab (2)	1,126,594	10,441
SKF (2)	605,460	10,835
SSAB Svenskt Stal, Series A (2)	683,078	17,949
Svenska Handelsbanken, Class A	492,434	13,762
Swedbank (2)	281,500	7,242
Volvo, B Shares	985,050	13,132
Total Sweden (Cost $94,771)		120,545

SWITZERLAND 6.6%
Common Stocks 6.6%
Credit Suisse Group	397,419	22,446
Holcim	205,178	19,791
Nestle	184,316	82,096
Novartis, Regulation D Shares	673,900	33,986
Zurich Financial Services	91,710	26,043
Total Switzerland (Cost $167,882)		184,362

UNITED KINGDOM 14.5%
Common Stocks 14.5%
Aegis Group	2,624,637	5,870
Alliance & Leicester (2)	520,307	6,755
Amlin	945,196	5,018
Aviva	1,763,257	22,095
BBA Aviation	1,389,389	5,179
BP, ADR (USD)	720,000	45,900
Carillion (2)	1,463,577	9,246
Centrica	3,035,810	20,031
Close Brothers Group	535,109	8,848
Dairy Crest	1,221,537	13,114
DSG International	2,493,842	3,782
GKN	1,935,422	10,210
GlaxoSmithKline, ADR (USD)	509,900	24,159
HSBC	1,851,039	27,767
Informa	1,135,851	8,873
Mitchells & Butlers	838,662	7,437
Persimmon	296,881	4,585
Rolls-Royce (1)	891,871	8,428
Royal Bank of Scotland	5,443,394	41,604
Royal Dutch Shell, ADR, B Shares (USD)	780,129	53,946
Tesco	3,175,111	26,503
Tomkins	1,311,698	4,586
Vodafone, ADR (USD)	1,227,887	42,731
Total United Kingdom (Cost $427,260)		406,667

SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	57,730,757	57,731
Total Short-Term Investments (Cost $57,731)		57,731

SECURITIES LENDING COLLATERAL 6.5%
Money Market Pooled Account 6.5%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (3)	183,667,640	183,668
Total Securities Lending Collateral (Cost $183,668)		183,668

Total Investments in Securities
106.5% of Net Assets (Cost $2,692,989)		$2,991,770

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $180,340. See Note 2.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 1,047	$ 57,731	$ 62,493
Totals			$ 1,047	$ 57,731	$ 62,493

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying fnotes include the following amounts related to affiliated companies:

Investment in securities, at cost	$57,731
Dividend income	1,047
Interest income	-
Investment income	$1,047
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $180,340,000; aggregate collateral consisted of $183,668,000 in the money market pooled account and U.S. government securities valued at $2,857,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $2,692,989,000. Net unrealized gain aggregated $298,834,000 at period-end, of which $438,438,000 related to appreciated investments and $139,604,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE LATIN AMERICA FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

BRAZIL 66.3%
Common Stocks 54.1%
B2W Companhia Global do Varejo	838,000	29,801
Banco Bradesco, Rights, 2/22/08 (1)	76,055	173
Banco do Brasil	3,440,200	57,247
BOVESPA	1,767,900	25,849
Brasil Brokers Participacoes (1)	22,000	15,895
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 common share) (USD) (2)	8,784,000	263,344
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD) (2)	8,323,200	216,653
Dufry South America, GDR (1)	805,800	16,183
Gol Linhas Aereas Intel, ADR (USD) (2)	938,500	18,376
GVT Holding (1)	1,633,100	34,190
Inpar (1)	2,274,700	17,846
Kroton Educacional (1)	690,000	8,244
Lojas Renner	4,561,300	71,621
MRV Engenharia (1)	984,000	18,334
Multiplan Empreendimentos (1)	1,523,100	16,550
Obrascon Huarte Lain Brasil	1,532,700	16,567
PDG Realty SA	3,760,000	46,846
Perdiago	3,303,132	73,852
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	2,713,400	301,567
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD) (2)	4,131,200	385,482
Positivo Informatica	679,500	11,984
Profarma Distribuidora	1,739,600	29,690
Rodobens Negocios Imobiliares	1,660,300	17,663
Totvs (3)	1,439,400	38,897
Usinas Siderurgicas de Minas	593,350	28,862
Weg	2,752,300	33,117
		1,794,833
Preferred Stocks 12.2%
Banco Bradesco	5,386,000	143,188
Banco Itau Holding Financeira	6,593,900	148,290
Duratex	712,200	14,748
Suzano Papel E Celulose	3,223,100	49,142
Tam	2,246,000	47,584
		402,952
Total Brazil (Cost $1,011,217)		2,197,785

CHILE 3.8%
Common Stocks 3.8%
Banco Santander Chile, ADR (USD) (2)	1,363,200	66,878
La Polar SA	9,827,691	58,034
Total Chile (Cost $110,939)		124,912

COLOMBIA 0.8%
Common Stocks 0.8%
Bancolombia, ADR (USD)	818,100	27,333
Total Colombia (Cost $21,477)		27,333

MEXICO 25.4%
Common Stocks 25.4%
America Movil, ADR (USD)	5,804,500	347,748
Grupo Aeroportuario del Pacifico, ADR (USD) (2)	1,207,700	51,774
Grupo Financiero Banorte S.A.B. de C.V. (2)	28,594,300	118,931
Grupo Televisa, ADR (USD) (2)	1,952,400	43,519
Megacable Holdings (1)	4,733,500	13,781
Urbi Desarrollos Urbanos (1)(2)	33,710,300	119,303
Walmart de Mexico (2)	40,407,500	145,656
Total Mexico (Cost $499,824)		840,712
PERU 1.8%
Common Stocks 1.8%
Credicorp (USD)	367,500	26,320
Southern Copper (USD)(2)	369,000	34,627
Total Peru (Cost $47,666)		60,947
UNITED KINGDOM 0.6%
Common Stocks 0.6%
Antofagasta	1,626,800	21,363
Total United Kingdom (Cost $23,795)		21,363
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	24,725,569	24,726
Total Short-Term Investments (Cost $24,726)		24,726
SECURITIES LENDING COLLATERAL 7.6%
Money Market Pooled Account 7.6%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (4)	252,588,770	252,589
Total Securities Lending Collateral (Cost $252,589)		252,589
Total Investments in Securities
107.0% of Net Assets (Cost $1,992,233)		$3,550,367

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $248,114. See Note 2.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depository Receipts
GDR	Global Depository Receipts
USD	U.S. Dollar

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08		10/31/07
Totvs	9,318	-	$-	$38,897	$	*
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	404	24,726		51,784
Totals			$404	$63,623		$51,784

*	The issuer was not considered an affiliated company at October 31, 2007.
¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$55,834
Dividend income	404
Interest income	-
Investment income	$404
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Latin America Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $248,114,000; aggregate collateral consisted of $252,589,000 in the money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $1,992,233,000. Net unrealized gain aggregated $1,558,197,000 at period-end, of which $1,585,120,000 related to appreciated investments and $26,923,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

BAHRAIN 0.7%
Common Stocks 0.7%
Gulf Finance House, GDR (USD) (1)(2)	493,600	18,757
Gulf Finance House, GDR (USD) (2)	318,927	12,056
Total Bahrain (Cost $20,495)		30,813

BRAZIL 14.5%
Common Stocks 11.1%
Banco Bradesco, Rights, 2/22/08 (2)	24,942	57
Banco do Brasil	1,279,200	21,287
BOVESPA	895,000	13,086
Companhia Vale do Rio Doce, ADR (USD)	2,387,400	62,144
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 common share) (USD)	2,880,300	86,351
Gol Linhas Aereas Intel, ADR (USD) (3)	568,700	11,135
Lojas Renner	1,054,400	16,556
Perdiago	1,381,464	30,887
Petroleo Brasileiro, ADR (USD)	1,160,400	108,277
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	929,000	103,249
Weg	1,650,500	19,859
		472,888
Preferred Stocks 3.4%
Banco Bradesco	1,854,278	49,296
Banco Itau Holding Financeira	3,616,280	81,327
Tam	678,800	14,381
		145,004

Total Brazil (Cost $279,156)		617,892
CHILE 0.3%
Common Stocks 0.3%
Banco Santander Chile, ADR (USD)	288,600	14,159
Total Chile (Cost $13,521)		14,159

CHINA 12.7%
Common Stocks 12.7%
Agile Property (HKD) (3)	8,656,000	9,664
Anhui Conch Cement (HKD) (3)	8,256,000	44,388
Beijing Enterprises (HKD) (3)	11,577,000	49,354
C C Land Holdings (HKD)	14,651,000	16,919
China Insurance International (HKD) (2)	16,893,000	35,139
China Merchant Bank, H Shares (HKD) (3)	8,628,000	30,483
China Merchants Holdings (HKD)	3,228,000	15,718
China Mobile (HKD)	2,096,500	31,044
China National Building (HKD) (3)	7,918,000	18,060
China Petroleum and Chemical (HKD)	12,304,000	13,227
China Railway Group (HKD) (2)(3)	13,222,000	14,364
China Shenhua Energy (HKD) (3)	4,856,500	25,260
Focus Media Holding, ADR (USD) (2)(3)	660,800	31,751
Franshion Properties (HKD) (2)	30,896,000	13,770
Gome Electrical Appliances (HKD) (3)	15,631,000	35,405
Industrial and Commercial Bank of China, H Shares (HKD) (3)	71,191,000	42,470
Luen Thai Holdings (HKD)	22,512,000	2,345
Ping An Insurance (HKD) (3)	5,016,000	35,209
Shanghai Electric Group (HKD)	21,352,000	16,620
Shanghai Forte Land (HKD) (3)	22,930,000	11,664
Shimao Property (HKD) (3)	8,630,500	15,433
Sina (USD) (2)(3)	407,600	16,182
Uni-President China (HKD) (2)	26,233,000	14,905
Total China (Cost $417,727)		539,374
COLOMBIA 0.3%
Common Stocks 0.3%
Bancolombia, ADR (USD)	379,000	12,662
Total Colombia (Cost $10,834)		12,662
CYPRUS 0.4%
Common Stocks 0.4%
MirLand Development (GBP) (2)	1,600,000	15,782
Total Cyprus (Cost $16,333)		15,782
EGYPT 4.7%
Common Stocks 4.7%
EFG Hermes	6,397,944	68,222
Orascom Construction	776,955	80,002
Orascom Telecom	3,100,770	46,671
Orascom Telecom, GDR (USD) (3)	79,100	5,861
Total Egypt (Cost $106,613)		200,756
EUROPE/FAR EAST 0.8%
Common Stocks 0.8%
IShares MSCI Emerging Markets Index Fund (USD) (3)	252,500	34,403
Total Europe/Far East (Cost $26,445)		34,403
HONG KONG 1.6%
Common Stocks 1.6%
Foxconn (2)(3)	16,853,000	28,187
Kingboard Chemical Holdings (3)	5,240,800	22,051
Shangri-La Asia	6,320,000	18,446
Total Hong Kong (Cost $81,539)		68,684
INDIA 10.2%
Common Stocks 10.2%
Bajaj Auto	528,818	32,203
BF Utilities (2)	353,467	13,482
Container Corporation of India	513,200	22,581
DLF Limited	3,930,687	82,997
GMR Infrastructure (2)	7,229,058	31,924
Housing Development Finance	965,289	70,179
Maruti Suzuki India	819,274	17,584
Mundra Port and SEZ (2)	721,835	15,337
Reliance Industries	601,404	38,232
Sun TV Network	2,953,637	25,413
Suzlon Energy	4,097,580	32,540
Suzlon Energy, Class A	3,683,000	29,235
United Spirits Limited	565,021	24,837
Total India (Cost $332,545)		436,544

KAZAKHSTAN 1.2%
Common Stocks 1.2%
Halyk Savings Bank, GDR (USD) (3)	2,028,400	34,167
Kazakhmys (GBP)	689,700	16,873
Total Kazakhstan (Cost $57,509)		51,040

MALAYSIA 1.0%
Common Stocks 1.0%
AirAsia (2)	24,014,200	12,144
Bumiputra Commerce	9,069,733	29,032
Total Malaysia (Cost $28,230)		41,176
MEXICO 6.7%
Common Stocks 6.7%
America Movil, ADR (USD)	2,098,620	125,728
Grupo Aeroportuario del Pacifico, ADR (USD)	451,800	19,369
Grupo Financiero Banorte S.A.B. de C.V.	10,575,100	43,985
Grupo Televisa, ADR (USD)	796,876	17,762
Urbi Desarrollos Urbanos (2)	10,221,400	36,174
Walmart de Mexico (3)	12,166,300	43,856
Total Mexico (Cost $146,767)		286,874
NIGERIA 0.4%
Common Stocks 0.4%
United Bank for Africa, GDR (USD) (2)	210,400	16,096
Total Nigeria (Cost $15,229)		16,096
OMAN 2.8%
Common Stocks 2.8%
Bank Muscat (SAOG)	1,795,600	9,622
Bank Muscat (SAOG), GDR, Regulation S Shares (USD)	4,567,418	89,065
National Bank of Oman	1,041,628	22,054
Total Oman (Cost $87,908)		120,741
PERU 0.4%
Common Stocks 0.4%
Southern Copper (USD)(3)	192,100	18,027
Total Peru (Cost $13,074)		18,027
QATAR 2.6%
Common Stocks 2.6%
Commercial Bank of Qatar	1,812,300	87,872
Industries Qatar	60,500	2,577
Qatar National Bank	310,675	19,001
Total Qatar (Cost $89,756)		109,450

RUSSIA 11.9%
Common Stocks 11.9%
CTC Media (USD) (2)(3)	916,000	24,448
MMC Norilsk Nickel (USD)	201,000	48,061
Mobile Telesystems, ADR (USD) (2)(3)	397,600	33,068
Novatek OAO (USD)	2,522,332	16,647
Novatek OAO, GDR (USD) (1)	156,400	10,378
OAO Gazprom, ADR (USD)	1,238,800	59,922
Open Investments (USD) (2)	74,811	19,371
PIK Group, GDR, Regulation S Shares (USD) (2)	2,189,800	62,575
RBC Information Systems (USD) (2)	2,298,591	22,756
Sberbank (USD)	19,375,330	70,168
Seventh Continent (USD)	798,900	19,973
Sistema Hals, GDR, Regulation S Shares (USD) (2)	1,194,342	10,241
TMK OAO (USD)	1,092,600	9,888
TMK OAO, GDR, Regulation S Shares (USD) (3)	316,900	11,408
Uralkali, GDR (USD) (2)(3)	1,378,000	44,278
X5 Retail Group, GDR (USD) (2)(3)	1,299,527	41,823
Total Russia (Cost $416,632)		505,005

SOUTH AFRICA 2.4%
Common Stocks 2.4%
Aquarius Platinum (GBP)	1,538,000	18,420
Aveng (3)	3,678,800	26,029
Impala Platinum	925,810	34,804
Murray & Roberts Holdings	786,923	9,123
Naspers, N Shares	631,565	11,753
Total South Africa (Cost $66,950)		100,129

SOUTH KOREA 9.1%
Common Stocks 9.1%
AMOREPACIFIC	38,634	25,696
Daelim Industrial	180,070	24,670
Daewoo Shipbuilding & Marine (2)	343,200	10,980
Daum Communications (2)	244,086	16,724
DC Chemical (2)(3)	77,806	18,510
Hyundai Development (2)(3)	552,400	39,762
KCC (3)	113,698	44,869
Korea Investment Holdings	421,374	22,350
LG (2)	629,920	36,705
LG Household & Health Care	249,307	44,732
Lotte Shopping	57,294	20,223
Samsung Card	456,491	22,627
Samsung Fire & Marine	175,668	34,930
Shinsegae	38,536	25,229
Total South Korea (Cost $334,511)		388,007

TAIWAN 8.4%
Common Stocks 8.4%
Cathay Finanical	18,120,436	42,582
Delta Electronics	7,209,877	18,227
Far Eastern Textile	16,377,056	22,910
Formosa Plastics	10,141,000	23,411
Foxconn Technology	5,960,925	34,062
Hon Hai Precision	8,653,628	46,813
Innolux Display	5,404,000	11,650
Innolux Display, GDR (USD) (1)(2)	2,290,800	9,392
MediaTek	4,234,110	41,256
PowerTech Technology	1,312,550	3,905
Shin Kong Financial Holding	16,558,000	11,272
Uni-President Enterprises	33,167,240	41,329
Wistron	12,049,367	18,279
Yuanta Financial Holding (2)	44,121,100	33,667
Total Taiwan (Cost $329,281)		358,755
THAILAND 0.0%
Common Stocks 0.0%
True, Rights, 3/31/08 (2)	187,357	—
Total Thailand (Cost $—)		—
TURKEY 1.6%
Common Stocks 1.6%
Bank Asya (2)	2,981,488	25,424
BIM Birlesik Magazalar	288,550	24,069
Turkiye Garanti Bankasi	2,626,800	16,815
Total Turkey (Cost $50,680)		66,308
UNITED ARAB EMIRATES 1.9%
Common Stocks 1.9%
Dubai Financial Market (2)	17,745,000	28,110
Emaar Properties	15,660,000	51,502
Total United Arab Emirates (Cost $81,260)		79,612
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 4.48% (4)(5)	107,874,470	107,874
Total Short-Term Investments (Cost $107,874)		107,874
SECURITIES LENDING COLLATERAL 4.4%
Money Market Pooled Account 4.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (4)	188,906,511	188,907
Total Securities Lending Collateral (Cost $188,907)		188,907
Total Investments in Securities
103.5% of Net Assets (Cost $3,319,776)		$4,409,070

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$38,527 and represents 0.9% of net assets.
(2)	Non-income producing
(3)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $225,793. See Note 2.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

(5) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 1,712	$ 107,874	$ 165,368
Totals			$ 1,712	$ 107,874	$ 165,368

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$107,874
Dividend income	1,712
Interest income	-
Investment income	$1,712
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $225,793,000; aggregate collateral consisted of $188,907,000 in the money market pooled account and U.S. government securities valued at $40,227.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $3,319,776,000. Net unrealized gain aggregated $1,089,276,000 at period-end, of which $1,253,892,000 related to appreciated investments and $164,616,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

BRAZIL 7.7%
Common Stocks 5.8%
B2W Companhia Global do Varejo	230,000	8,179
BOVESPA	725,000	10,600
Companhia Vale do Rio Doce, ADR (1 ADR represents 1
preference 'A' share) (USD)	400,000	10,412
Gol Linhas Aereas Intel, ADR (USD)	230,000	4,504
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)
(USD)	110,000	10,264
Tam, ADR (USD)	330,000	7,128
		51,087
Preferred Stocks 1.9%
Banco Itau	770,000	17,317
		17,317
Total Brazil (Cost $62,717)		68,404

CHINA 3.0%
Common Stocks 3.0%
China New Town Development (SGD) (1)	9,000,000	2,913
Gome Electrical Appliances (HKD)	3,000,000	6,795
Industrial and Commercial Bank of China, H Shares (HKD)	17,750,000	10,589
Zhejiang Expressway (HKD)	6,250,000	6,564
Total China (Cost $29,934)		26,861

EGYPT 1.5%
Common Stocks 1.5%
Orascom Telecom	900,000	13,546
Total Egypt (Cost $11,613)		13,546

FRANCE 3.5%
Common Stocks 3.5%
Alcatel-Lucent (2)	2,800,000	17,634
JCDecaux (2)	11,187	364
Schneider Electric	115,000	13,313
Total France (Cost $37,475)		31,311
GERMANY 2.7%
Common Stocks 2.7%
E.ON AG	60,000	11,011
Siemens (2)	100,000	12,934
Total Germany (Cost $25,437)		23,945
GREECE 0.0%
Common Stocks 0.0%
Greek Organization of Football Prognostics	8,100	283
Total Greece (Cost $284)		283
HONG KONG 1.0%
Common Stocks 1.0%
Hutchison Telecommunications	6,250,000	8,772
Total Hong Kong (Cost $8,652)		8,772
INDIA 5.8%
Common Stocks 5.8%
Bajaj Auto	205,000	12,484
Bharti Airtel (1)	535,000	11,792
Financial Technologies	165,000	8,917
GMR Infrastructure (1)	2,000,000	8,832
State Bank of India	145,000	8,425
State Bank of India, Rights, 3/18/08 (1)	29,000	503
Total India (Cost $41,861)		50,953
IRELAND 1.0%
Common Stocks 1.0%
Anglo Irish Bank	600,000	8,440
Total Ireland (Cost $9,235)		8,440
JAPAN 4.8%
Common Stocks 4.8%
AEON Mall (2)	182,200	4,667
Jupiter Telecommunications (1)	2,276	1,923
Mitsubishi Estate	550,000	14,627
Nikon (2)	305,000	8,554
Toyota Motor	225,000	12,243
Total Japan (Cost $42,272)		42,014
KAZAKHSTAN 0.2%
Common Stocks 0.2%
Kazakhstan Kagazy, GDR (USD) (1)(3)	315,000	1,581
Kazakhstan Kagazy, GDR, Regulation S Shares (USD) (1)	115,000	577
Total Kazakhstan (Cost $2,230)		2,158
MEXICO 7.0%
Common Stocks 7.0%
America Movil, ADR (USD)	745,000	44,633
Grupo Financiero Banorte S.A.B. de C.V.	4,100,000	17,053
Total Mexico (Cost $49,462)		61,686
NETHERLANDS 0.8%
Common Stocks 0.8%
TomTom (1)(2)	121,760	6,711
Total Netherlands (Cost $9,763)		6,711
OMAN 1.0%
Common Stocks 1.0%
BankMuscat (SAOG), GDR, Regulation S Shares (USD)	455,000	8,872
Total Oman (Cost $5,982)		8,872
QATAR 1.0%
Common Stocks 1.0%
Commercial Bank of Qatar	190,000	9,212
Total Qatar (Cost $9,030)		9,212
RUSSIA 2.0%
Common Stocks 2.0%
OAO Gazprom, ADR (USD)	360,000	17,414
Total Russia (Cost $14,915)		17,414
SPAIN 4.5%
Common Stocks 4.5%
Iberdrola Renovables (1)(2)	1,150,000	9,250
Telefonica SA	1,055,000	30,837
Total Spain (Cost $35,766)		40,087
SWEDEN 1.3%
Common Stocks 1.3%
Atlas Copco, A Shares	775,000	11,082
Total Sweden (Cost $11,828)		11,082

SWITZERLAND 1.6%
Common Stocks 1.6%
Nestle	15,000	6,681
UBS	180,000	7,424
Total Switzerland (Cost $13,782)		14,105

UNITED KINGDOM 5.9%
Common Stocks 5.9%
BHP Billiton	485,000	14,587
Rio Tinto	160,000	15,977
Rolls-Royce (1)	1,185,000	11,198
Xstrata	130,000	9,943
Total United Kingdom (Cost $47,381)		51,705

UNITED STATES 41.2%
Common Stocks 40.8%
Amazon.com (1)	51,600	4,009
Amdocs (1)	275,000	9,100
American Tower Systems, Class A (1)	740,000	27,772
Arch Coal	240,000	10,560
Baker Hughes	160,000	10,389
Bed Bath & Beyond (1)	309,000	9,962
Central European Media Enterprises (1)	110,000	10,427
Cephalon (1)	90,000	5,907
Cisco Systems (1)	360,000	8,820
CONSOL Energy	120,000	8,760
Corning	375,000	9,026
D. R. Horton	1,000,000	17,250
Electronic Arts (1)	95,000	4,500
Freeport-McMoRan Copper & Gold	115,000	10,239
Genentech (1)	165,000	11,581
Gilead Sciences (1)	155,000	7,082
Goldman Sachs	75,000	15,058
Google, Class A (1)	34,000	19,186
Hovnanian Enterprises (1)	360,000	3,560
International Game Technology	200,000	8,534
Juniper Networks (1)	700,000	19,005
Lazard	260,000	10,275
Lennar, Class A	375,000	7,725
Marriott, Class A	205,000	7,372
Marvell Technology Group (1)	585,000	6,944
Merrill Lynch	155,000	8,742
Monster Worldwide (1)	245,000	6,823
Murphy Oil	145,000	10,663
Peabody Energy	165,000	8,913
QUALCOMM	245,000	10,393
Red Hat (1)	200,000	3,736
Schlumberger	140,000	10,565
Smith International	210,000	11,384
Sprint Nextel	501,000	5,276
Tyco International	165,000	6,494
UTi Worldwide	240,000	4,488
XM Satellite Radio Holdings, Class A (1)	300,000	3,720
Yahoo! (1)	321,300	6,163
		360,403
Convertible Preferred Stock 0.4%
Merrill Lynch, Acquisition Date: 1/18/08
Acquistion Cost $4,000 (1)(4)	40	4,075
		4,075
Total United States (Cost $349,170)		364,478
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Reserve Investment Fund, 4.48% (5)(6)	13,980,363	13,980
Total Short-Term Investments (Cost $13,980)		13,980
SECURITIES LENDING COLLATERAL 2.4%
Money Market Pooled Account 2.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (5)	21,484,172	21,484
Total Securities Lending Collateral (Cost $21,484)		21,484
Total Investments in Securities
101.5% of Net Assets (Cost $854,253)		$897,503

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $21,928. See Note 2.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,581 and represents 0.2% of net assets.
(4)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,075 and represents 0.4% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

(6) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 161	$ 13,980	$ 10,720
Totals			$ 161	$ 13,980	$ 10,720

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$13,980
Dividend income	161
Interest income	-
Investment income	$161
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $21,928,000; aggregate collateral consisted of $21,484,000 in the money market pooled account and U.S. government securities valued at $2,548,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $854,253,000. Net unrealized gain aggregated $43,254,000 at period-end, of which $94,374,000 related to appreciated investments and $51,120,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EMERGING EUROPE & MEDITERRANEAN FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

CYPRUS 2.1%
Common Stocks 2.1%
AFI Development, GDR, Regulation S Shares (USD) (1)	1,180,000	9,537
MirLand Development (GBP) (1)	2,340,500	23,086
Total Cyprus (Cost $38,128)		32,623
EGYPT 17.0%
Common Stocks 17.0%
EFG Hermes	4,704,813	50,168
El Sewedy Cables (1)	1,994,400	43,129
MobiNil-Egyptian	562,000	22,261
Orascom Construction	878,753	90,483
Orascom Hotels and Development (1)	2,147,593	29,738
Orascom Telecom	2,101,270	31,627
Total Egypt (Cost $111,864)		267,406
GEORGIA 1.1%
Common Stocks 1.1%
Bank of Georgia, GDR, Regulation S Shares (1)	634,943	17,473
Total Georgia (Cost $12,539)		17,473
KAZAKHSTAN 3.0%
Common Stocks 3.0%
Chagala Group, GDR, Regulation S Shares (USD) (1)	781,075	5,858
Halyk Savings Bank, GDR, Regulation S Shares (USD) (2)	1,446,865	24,371
Kazakhstan Kagazy, GDR (USD) (1)(3)	3,273,950	16,428
Total Kazakhstan (Cost $53,390)		46,657
OMAN 0.6%
Common Stocks 0.6%
BankMuscat (SAOG)	1,720,017	9,217
Oman Cement	5,800	102
Total Oman (Cost $3,629)		9,319

RUSSIA 61.6%
Common Stocks 59.5%
Baltika Brewery (USD)	162,700	8,054
Bank Vozrozhdenie (USD)	253,000	17,077
Bank Vozrozhdenie, ADR (EUR)	15,000	995
CTC Media (USD) (1)(2)	1,791,700	47,820
Evraz, GDR (USD)	331,400	24,093
Integra Group Holdings, GDR (USD) (1)	1,591,900	21,142
LUKOIL, ADR (USD) (2)	386,200	27,088
Magnitogorsk Iron & Steel Works, GDR
Regulation S Shares (USD)	238,072	3,202
MMC Norilsk Nickel (USD)	281,000	67,189
Mobile Telesystems, ADR (USD) (1)(2)	520,300	43,273
Novatek OAO (USD)	3,811,000	25,153
Novatek OAO, GDR (USD) (3)	435,730	28,914
Nutrinvestholding (USD) (1)	335,200	15,386
OAO Gazprom, ADR (USD)	1,335,699	64,609
Open Investments (USD) (1)	115,040	29,787
Pharmstandard, GDR (USD) (1)(3)	410,400	9,460
Pharmstandard, GDR, Regulation S Shares (USD) (1)	333,100	7,762
PIK Group, GDR, Regulation S Shares (USD) (1)	2,348,000	67,096
Rambler Media (USD) (1)(4)	724,897	18,363
RBC Information Systems (USD) (1)(4)	7,018,139	69,480
RGI International (USD) (1)	3,579,400	29,116
Sberbank (USD)	27,080,290	98,071
Seventh Continent (USD)	555,909	13,898
Severstal, GDR, Regulation S Shares (USD)	778,800	16,665
TMK OAO (USD)	2,222,400	20,113
TMK OAO, GDR, Regulation S Shares (USD) (2)	598,500	21,546
Uralkali, GDR (USD) (1)(2)	1,755,200	56,398
VimpelCommunication, ADR (USD)	1,071,800	36,913
X5 Retail Group, GDR, Regulations S Shares (USD) (1)(2)	1,449,260	46,642
		935,305
Preferred Stocks 2.1%
URSA Bank (USD) (4)	20,424,700	32,475
		32,475
Total Russia (Cost $680,174)		967,780
TURKEY 8.5%
Common Stocks 8.5%
Bank Asya (1)	3,500,695	29,852
BIM Birlesik Magazalar	531,579	44,341
Turkcell Iletisim Hizmet	5,189,700	46,682
Turkiye Garanti Bankasi	1,945,900	12,456
Total Turkey (Cost $92,014)		133,331
UNITED ARAB EMIRATES 3.0%
Common Stocks 3.0%
Emaar Properties	14,287,800	46,990
Total United Arab Emirates (Cost $55,248)		46,990
UNITED KINGDOM 1.0%
Common Stocks 1.0%
Ferrexpo (1)	3,326,300	16,111
Total United Kingdom (Cost $16,365)		16,111
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 4.48% (4)(5)	17,609,742	17,610
Total Short-Term Investments (Cost $17,610)		17,610
SECURITIES LENDING COLLATERAL 5.4%
Money Market Pooled Account 5.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (5)	85,723,492	85,723
Total Securities Lending Collateral (Cost $85,723)		85,723
Total Investments in Securities
104.4% of Net Assets (Cost $1,166,684)		$1,641,023

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $82,002. See Note 2.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$54,802 and represents 3.5% of net assets.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07

Rambler Media	$ -	$ 2,896	$ -	$ 18,363	$ 29,565
RBC Information
Systems	9,421	-	-	69,480	54,703
URSA Bank	-	-	-	32,475	38,807
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	287	17,610	1
Totals			$ 287	$ 137,928	$ 123,076

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$127,765
Dividend income	287
Interest income	-
Investment income	$287
Realized gain (loss) on securities	$1,034
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $82,002,000; aggregate collateral consisted of $85,723,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $1,166,684,000. Net unrealized gain aggregated $474,366,000 at period-end, of which $533,544,000 related to appreciated investments and $59,178,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE OVERSEAS STOCK FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

AUSTRALIA 7.2%
Common Stocks 7.2%
Australia & New Zealand Banking	540,548	12,831
Babcock & Brown	277,375	4,597
Boart Longyear (1)	1,658,928	3,015
Boral	823,137	4,473
Centro Retail Group, Equity Units	2,225,445	932
CSL	380,859	11,854
Goodman Fielder	2,668,929	4,081
Harvey Norman Holdings	1,489,887	7,522
Lion Nathan	432,136	3,688
Macquarie Group	97,990	5,872
Mirvac Group	877,389	3,971
Pacific Brands	1,356,457	3,461
QBE Insurance	344,206	8,741
Rio Tinto	131,981	14,604
Suncorp-Metway	509,851	7,091
Telstra	1,255,415	4,940
Total Australia (Cost $101,569)		101,673

AUSTRIA 0.6%
Common Stocks 0.6%
Erste Bank der Oesterreich Sparkasse	172,076	9,342
Total Austria (Cost $13,239)		9,342

BELGIUM 0.8%
Common Stocks 0.8%
KBC	59,684	7,597
UCB	73,100	3,544
Total Belgium (Cost $11,707)		11,141
BRAZIL 0.3%
Common Stocks 0.3%
BOVESPA	47,700	697
Gol Linhas Aereas Intel, ADR (USD)	152,900	2,994
Total Brazil (Cost $4,958)		3,691
CANADA 0.4%
Common Stocks 0.4%
Teck Cominco, Class B	179,200	5,861
Total Canada (Cost $7,492)		5,861
CHILE 0.4%
Common Stocks 0.4%
Compania Cervecerias Unidas, ADR (USD)	149,418	5,080
Total Chile (Cost $5,130)		5,080
CHINA 0.8%
Common Stocks 0.8%
China Citic Bank (HKD) (1)	5,747,000	3,362
China Overseas Land & Investment (HKD)	4,220,000	7,142
Uni President China Holdings (HKD) (1)	1,034,000	587
Total China (Cost $11,065)		11,091
DENMARK 1.3%
Common Stocks 1.3%
Danske Bank	217,900	7,792
Topdanmark (1)	74,500	11,127
Total Denmark (Cost $20,890)		18,919
EUROPE/FAR EAST 2.4%
Common Stocks 2.4%
ishares MSCI EAFE Index Fund	475,200	34,352
Total Europe/Far East (Cost $38,490)		34,352

FINLAND 2.4%
Common Stocks 2.4%
Cargotec	135,291	5,731
Nokia	616,605	22,637
SanomaWSoy	239,590	6,244
Total Finland (Cost $31,229)		34,612

FRANCE 9.9%
Common Stocks 9.9%
Alcatel-Lucent	550,621	3,468
AXA	410,506	14,046
BNP Paribas	142,914	14,104
Bouygues	166,997	12,843
Bureau Veritas (1)	119,977	5,866
France Telecom	233,395	8,229
L'Oreal	100,047	12,350
Pernod-Ricard	133,690	14,232
PPR	40,786	5,755
Sanofi-Aventis	196,457	15,971
Societe Generale	45,237	5,603
Technip	129,541	8,361
Total	275,613	19,956
Total France (Cost $155,861)		140,784
GERMANY 7.0%
Common Stocks 6.3%
Adidas	121,666	7,756
BASF	93,776	12,256
BMW	221,797	12,248
Deutsche EuroShop	188,001	6,732
E.ON AG	188,945	34,675
Munich Re	62,269	11,227
Wacker Chemie	20,195	4,381
		89,275
Preferred Stocks 0.7%
Fresenius SE	131,965	10,291
		10,291
Total Germany (Cost $95,419)		99,566
HONG KONG 2.5%
Common Stocks 2.5%
Esprit Holdings	810,600	10,512
Hong Kong & China Gas	3,267,000	8,977
Hutchison Telecommunications	4,255,000	5,972
Hutchison Whampoa	634,000	6,234
Television Broadcasts	768,000	4,204
Total Hong Kong (Cost $35,854)		35,899
IRELAND 1.4%
Common Stocks 1.4%
Allied Irish Banks	482,248	10,723
DCC	344,580	9,514
Total Ireland (Cost $24,378)		20,237

ITALY 4.7%
Common Stocks 4.7%
Banco Popolare S.p.A (1)	231,676	4,623
Benetton Group	577,627	7,887
Enel	992,803	11,054
Finmeccanica S.p.A.	297,021	8,878
Intesa Sanpaolo	1,619,574	11,549
Milano Assicurazioni	405,925	2,597
Piaggio & C S.p.A.	585,281	1,580
Prysmian (1)	253,406	5,077
Saipem	380,211	13,199
Total Italy (Cost $75,702)		66,444

JAPAN 16.3%
Common Stocks 16.3%
Aisin Seiki	117,200	4,743
Aoyama Trading	63,600	1,437
Asahi Kasei	397,000	2,424
Atrium	135,500	2,594
Benesse	126,200	5,268
Canon	194,700	8,404
Chugai Pharmaceutical	267,600	3,539
Fanuc	65,800	5,791
Goldcrest Company	98,950	2,807
Hamamatsu Photonics	203,100	7,018
Hitachi Chemical	299,100	5,192
Honda	185,800	5,862
Hosiden	247,800	3,822
JS Group	134,100	2,334
KDDI	1,003	6,782
Kobayashi Pharmaceutical	81,900	3,215
Kobe Steel	2,218,000	7,422
Koito Manufacturing	275,000	4,033
Makita	112,700	4,186
Mitsubishi Electric	1,026,000	9,563
Mitsubishi UFJ Financial	487,600	4,829
Mitsui	646,000	13,297
Namco Bandai Holdings	359,600	4,991
Nikon	241,000	6,759
Nippon Oil	481,000	3,256
Nippon Yusen Kabushiki Kaish	587,000	4,795
Nipro	139,000	2,787
Nissha Printing	113,900	3,808
NS Solutions	133,900	4,062
Seven & I	198,200	4,905
Sony	189,100	9,042
Sony Financial Holdings (1)	1,129	4,375
Star Micronics	148,800	2,512
Sumco	224,100	4,915
Sumitomo	338,200	4,674
Sumitomo Trust and Banking Company	1,504,000	9,557
Takeda Pharmaceutical	109,600	6,656
Terumo	97,100	5,281
The Bank of Yokohama	1,032,000	6,750
Tokyo Electron	76,600	4,591
Toshiba Machine	418,000	3,090
Tosoh	612,000	2,559
Toyota Motor	264,500	14,392
Wacom	1,028	1,957
Yusen Air & Sea Service	106,000	1,759
Total Japan (Cost $258,970)		232,035

MEXICO 1.3%
Common Stocks 1.3%
America Movil, ADR (USD)	143,000	8,567
CEMEX, Equity Units	1,274,000	3,450
Grupo Financiero Banorte S.A.B de .C.V	1,629,500	6,778
Total Mexico (Cost $19,151)		18,795

NETHERLANDS 1.9%
Common Stocks 1.9%
ASML	284,452	7,566
ING Groep, GDS	213,094	6,925
Ordina	317,888	4,664
Philips Electronics	204,097	7,993
Total Netherlands (Cost $33,031)		27,148

NORWAY 2.7%
Common Stocks 2.7%
Orkla	598,200	7,893
StatoilHydro	515,150	13,452
Telenor ASA	514,600	10,634
TGS-NOPEC Geophysical (1)	479,400	5,929
Total Norway (Cost $43,934)		37,908

SINGAPORE 2.2%
Common Stocks 2.2%
DBS Group	792,000	9,922
Jardine Cycle & Carriage	304,000	4,229
SembCorp Industries	2,692,000	8,870
Starhub	2,674,410	5,605
Venture	377,000	2,788
Total Singapore (Cost $33,706)		31,414

SPAIN 5.0%
Common Stocks 5.0%
Acciona	59,262	15,059
ACS Group	146,897	7,697
Banco Santander	565,017	10,043
Iberdrola Renovables (1)	768,863	6,184
Inditex	129,642	6,496
Telefonica SA	879,502	25,708
Total Spain (Cost $67,523)		71,187

SWEDEN 3.0%
Common Stocks 3.0%
Atlas Copco, A Shares	500,900	7,162
Elekta, B Shares	358,349	5,859
Nordea Bank	603,441	8,152
SSAB Svenskt Stal, Series A	469,149	12,328
Swedbank	142,001	3,653
Volvo, B Shares	401,490	5,352
Total Sweden (Cost $51,775)		42,506

SWITZERLAND 5.4%
Common Stocks 5.4%
ABB	204,724	5,105
Holcim	102,331	9,871
Nestle	82,308	36,660
Panalpina Welttransport Holding	39,597	6,047
Roche Holding - Genusscheine	102,624	18,530
Total Switzerland (Cost $74,358)		76,213

TAIWAN 0.4%
Common Stocks 0.4%
Acer	3,470,760	5,487
Total Taiwan (Cost $6,601)		5,487

UNITED KINGDOM 15.6%
Common Stocks 15.6%
Aegis Group	1,537,411	3,439
Arriva	319,430	4,672
Aviva	680,395	8,526
BBA Aviation	1,013,018	3,776
BP, ADR (USD)	285,112	18,176
British Airways (1)	333,716	2,217
Carillion	781,748	4,939
Centrica	1,594,599	10,521
Close Brothers Group	204,510	3,382
Dairy Crest	632,804	6,793
DSG International	1,331,074	2,018
GKN	885,461	4,671
GlaxoSmithKline, ADR (USD)	263,088	12,465
HSBC	659,219	9,889
Informa	659,128	5,149
LogicaCMG	846,975	1,832
Persimmon	217,077	3,352
QinetiQ	1,391,060	5,348
Rolls-Royce (1)	597,311	5,644
Royal Bank of Scotland	1,915,366	14,639
Royal Dutch Shell, ADR, B Shares (USD)	354,552	24,517
Standard Chartered	317,572	10,567
Tesco	2,150,148	17,948
Tomkins	697,185	2,437
Unilever	292,230	9,608
Vodafone, ADR (USD)	630,857	21,954
WPP Group	226,530	2,797
Total United Kingdom (Cost $253,894)		221,276

SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Reserve Investment Fund, 4.48% (2)(3)	59,022,559	59,023
Total Short-Term Investments (Cost $59,023)		59,023

Total Investments in Securities
100.1% of Net Assets (Cost $1,534,949)		$1,421,684

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
USD	U.S. Dollar

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 508	$ 59,023	$ 27,288
Totals			$ 508	$ 59,023	$ 27,288

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$59,023
Dividend income	508
Interest income	-
Investment income	$508
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Overseas Stock Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $1,543,949,000. Net unrealized gain loss aggregated $113,189,000 at period-end, of which $48,958,000 related to appreciated investments and $162,147,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)
BAHRAIN 2.4%
Common Stocks 2.4%
Gulf Finance House, GDR (USD) (1)	264,000	9,980
Total Bahrain (Cost $7,266)		9,980
EGYPT 19.0%
Common Stocks 19.0%
EFG Hermes	1,669,000	17,797
El Sewedy Cables (1)	492,100	10,642
National Societe General	437,000	3,407
Orascom Construction, GDR (USD) (1)	89,490	18,507
Orascom Hotels and Development (1)	742,850	10,286
Orascom Telecom, GDR (USD)	141,020	10,450
Six Of October Development (1)	226,720	8,098
Total Egypt (Cost $80,764)		79,187
JORDAN 2.1%
Common Stocks 2.1%
Housing Bank for Trade & Finance	722,100	8,709
Total Jordan (Cost $7,509)		8,709
LEBANON 1.9%
Common Stocks 1.9%
Banque Audi, GDR, Regulation S Shares (USD)	103,010	7,808
Total Lebanon (Cost $7,796)		7,808
NIGERIA 1.4%
Common Stocks 1.4%
Guaranty Trust Bank, GDR (USD)	278,100	3,581
United Bank for Africa, GDR (USD) (1)	29,200	2,234
Total Nigeria (Cost $5,397)		5,815

OMAN 12.1%
Common Stocks 12.1%
Bank Muscat (SAOG)	2,964,200	15,884
Bank Muscat (SAOG), GDR, Regulation S Shares (USD)	108,100	2,108
Galfar Engineering & Contracting (1)	1,838,800	7,209
National Bank of Oman	433,500	9,178
Oman Cement	227,741	4,005
Raysut Cement	2,230,400	11,835
Total Oman (Cost $46,062)		50,219

QATAR 16.6%
Common Stocks 16.6%
Commercial Bank of Qatar	519,200	25,174
Industries Qatar	281,600	12,025
Qatar Electricity and Water	219,700	6,966
Qatar Islamic Bank (1)	297,144	12,402
Qatar National Bank	204,387	12,500
Total Qatar (Cost $70,572)		69,067

SOUTH AFRICA 9.4%
Common Stocks 9.4%
Aquarius Platinum (GBP)	370,700	4,440
Aveng	1,090,700	7,717
Impala Platinum	407,490	15,319
MTN Group	383,100	6,118
Murray & Roberts Holdings	478,600	5,548
Total South Africa (Cost $40,879)		39,142

UNITED ARAB EMIRATES 29.4%
Common Stocks 29.4%
Abu Dhabi Commercial Bank	115,000	205
Air Arabia (1)	18,014,700	9,627
Aldar Properties	6,104,300	16,897
Dubai Financial Market (1)	11,895,800	18,844
Dubai Islamic Bank	3,491,600	10,574
Emaar Properties	9,112,500	29,969
First Gulf Bank	1,311,000	7,905
Islamic Arab Insurance (1)	9,613,800	9,643
National Central Cooling (1)	11,286,100	10,269
Union National Bank (1)	3,022,900	8,277
Total United Arab Emirates (Cost $127,783)		122,210

SHORT-TERM INVESTMENTS 5.6%
Money Market Funds 5.6%
T. Rowe Price Reserve Investment Fund, 4.48% (2)(3)	23,385,281	23,385
Total Short-Term Investments (Cost $23,385)		23,385

Total Investments in Securities
99.9% of Net Assets (Cost $417,413)		$415,522

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
GBP	British Pound
GDR	Global Depository Receipts
USD	U.S. Dollar

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 294	$ 23,385	$ 8,254
Totals			$ 294	$ 23,385	$ 8,254

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$23,385
Dividend income	294
Interest income	-
Investment income	$294
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Africa & Middle East Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located or with primary operations in Africa and the Middle East.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $417,413,000. Net unrealized loss aggregated $1,891,000 at period-end, of which $12,493,000 related to appreciated investments and $14,384,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2008